Loans and Leases (Loans By Credit Quality Indicators) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	$ 506,412	$ 376,086
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	293,119	203,842
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	2,344	4,239
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	5,887	7,516
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	205,062	160,489
Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	335,820	244,097
Commercial Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	47,054	41,234
Commercial Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	1,845	3,666
Commercial Portfolio Segment [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	19,173	18,819
Commercial and Multi-Family Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	312,258	219,486
Commercial and Multi-Family Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	234,428	162,398
Commercial and Multi-Family Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	2,344	4,239
Commercial and Multi-Family Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	3,868	3,850
Commercial and Multi-Family Real Estate [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	71,618	48,999
Residential 1-4 Family Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	121,418	88,869
Residential 1-4 Family Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	11,637	210
Residential 1-4 Family Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	174
Residential 1-4 Family Real Estate [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	109,607	88,659
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	4,664	4,012
Consumer Portfolio Segment [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	$ 4,664	$ 4,012